Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES
  Inventories consist of the following:
	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Finished goods	$46,273	$60,587